Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 34,904	$ 30,117	$ 25,598
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net	2,673	10,275	8,125
Unrealized gains (losses) from available-for-sale securities		(1)	95
Total other comprehensive income (loss), net of tax	2,673	10,274	8,220
Total comprehensive income	37,577	40,391	33,818
Comprehensive income attributable to redeemable non-controlling interests	4,371	4,374	5,106
Comprehensive income attributable to non-controlling interests	2,415	2,672	2,645
Comprehensive income attributable to Magic Software Enterprises’ shareholders	$ 30,791	$ 33,345	$ 26,067